Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Payables and Accruals [Abstract]
Components of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2019	2018
Trade creditors	$142.4	$111.8
Accrued interest	8.8	12.5
Other creditors and accruals	104.3	69.0
Total accounts payable and accrued liabilities	$255.5	$193.3